Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenue	$ 50,018	$ 44,877	$ 92,429	$ 90,518
Asia
Revenue	30,250	29,289	55,047	56,520
Europe
Revenue	10,217	9,561	19,683	22,588
North America
Revenue	5,161	3,173	9,654	5,769
Australia
Revenue	$ 4,390	$ 2,854	$ 8,045	$ 5,641